Earnings Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Common Share
13.	EARNINGS PER COMMON SHARE

Basic loss per common share is calculated based on the weighted average number of common shares outstanding at the end of the period, excluding restricted stock with performance-based and market-based vesting criteria. Diluted income per common share includes the speculative exercise of stock options and performance-based restricted stock which contain conditions that are not earnings or market-based, given that the hypothetical effect is not anti-dilutive. For the three months ended March 31, 2016 and March 31, 2015, we excluded stock options to purchase 1.3 million shares and 0.5 million shares of our common stock, respectively, due to our Net Loss from Continuing Operations. For the three months ended March 31, 2016 and 2015, we excluded performance-based restricted stock of 0.7 million shares and 1.3 million shares, respectively, due to performance metrics that have not yet been attained (for additional information on our non-cash compensation plans, see Note 11, Employee Benefit and Equity Plans, to our Consolidated Financial Statements). We utilize the if-converted method for calculating the impact of our 6.0% Convertible Perpetual Preferred Stock on diluted earnings per share. Under the if-converted method, convertible preferred stock is assumed as converted to common shares for the weighted average period outstanding. For the three months ended March 31, 2016, we excluded the assumed conversion of preferred stock equating to approximately 7.1 million shares due to our Net Loss from Continuing Operations. The following table sets forth the computation of basic and diluted earnings per common share:

(in thousands, except per share amounts)	Three Months Ended March 31,
	2016	2015
Numerator:
Net Loss From Continuing Operations	$(60,141)	$(18,479)
Net Income From Discontinued Operations, Less Noncontrolling Interests	—	665
Less: Preferred Stock Dividends	(2,105)	(2,415)

Net Loss Attributable to Common Shareholders	$(62,246)	$(20,229)

Denominator:
Weighted Average Common Shares Outstanding – Basic	56,003	54,370
Effect of Dilutive Securities:
Employee Stock Options	—	—
Employee Performance-Based Restricted Stock Awards	—	—
Effect of Assumed Conversions of Preferred Stock	—	—

Weighted Average Common Shares Outstanding – Diluted	56,003	54,370

Earnings per Common Share Attributable to Rex Energy Common Shareholders:
Basic – Net Loss From Continuing Operations	$(1.11)	$(0.38)
– Net Income From Discontinued Operations	—	0.01

– Net Loss Attributable to Rex Energy Common Shareholders	$(1.11)	$(0.37)

Diluted – Net Loss From Continuing Operations	$(1.11)	$(0.38)
– Net Income From Discontinued Operations	—	0.01

– Net Loss Attributable to Rex Energy Common Shareholders	$(1.11)	$(0.37)

12.	EARNINGS PER COMMON SHARE

Basic loss per common share is calculated based on the weighted average number of common shares outstanding at the end of the period, excluding restricted stock with performance-based and market-based vesting criteria. Diluted income per common share includes the speculative exercise of stock options and performance-based restricted stock which contain conditions that are not earnings or market-based, given that the hypothetical effect is not anti-dilutive. For each of the years ended December 31, 2015, 2014 and 2013, we excluded stock options to purchase 0.4 million shares of our common stock due to our Net Loss from Continuing Operations. For the years ended December 31, 2015, 2014 and 2013, we excluded performance-based restricted stock of 1.1 million shares, 0.8 million shares and 1.3 million shares, respectively, due to our Net Loss from Continuing Operations (for additional information on our non-cash compensation plans, see Note 15, Employee Benefit and Equity Plans, to our Consolidated Financial Statements). We utilize the if-converted method for calculating the impact of our 6.0% Convertible Perpetual Preferred Stock on diluted earnings per share. Under the if-converted method, convertible preferred stock is assumed as converted to common shares for the weighted average period outstanding. For the years ended December 31, 2015 and 2014, we excluded the assumed conversion of preferred stock equating to approximately 8.9 million and 3.3 million shares, respectively, due to our Net Loss from Continuing Operations. The following table sets forth the computation of basic and diluted earnings per common share (in thousands except per share data):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
(in thousands, except per share amounts)	2015	2014	2013
Numerator:
Net Loss From Continuing Operations	$(399,018)	$(47,650)	$(2,384)
Net Income From Discontinued Operations, Less Noncontrolling Interests	35,740	961	254
Less: Preferred Stock Dividends	9,660	2,335	—

Net Loss Attributable to Common Shareholders	$(372,938)	$(49,024)	$(2,130)

Denominator:
Weighted Average Common Shares Outstanding – Basic	54,392	53,150	52,572
Weighted Average Common Shares Outstanding – Diluted	54,392	53,150	52,572
Earnings per Common Share Attributable to Rex Energy Common Shareholders(a):
Basic – Net Loss From Continuing Operations	$(7.51)	$(0.94)	$(0.05)
– Net Income From Discontinued Operations	0.66	0.02	0.01

– Net Loss Attributable to Rex Energy Common Shareholders	$(6.85)	$(0.92)	$(0.04)

Diluted – Net Loss From Continuing Operations	$(7.51)	$(0.94)	$(0.05)
– Net Income From Discontinued Operations	0.66	0.02	0.01

– Net Loss Attributable to Rex Energy Common Shareholders	$(6.85)	$(0.92)	$(0.04)

(a)	All earnings per share amounts are attributable to Rex common shareholders.